Schedule of investments
Delaware Real Estate Securities Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.53%
Real Estate Operating/Development — 1.05%
Corp Inmobiliaria Vesta ADR †	48,059	$ 1,548,461
		1,548,461
REIT Healthcare — 12.11%
Healthcare Realty Trust	117,035	2,207,280
Healthpeak Properties	181,480	3,647,748
Welltower	148,742	12,031,740
		17,886,768
REIT Hotel — 2.02%
Ryman Hospitality Properties	20,645	1,918,333
Xenia Hotels & Resorts	86,837	1,068,964
		2,987,297
REIT Industrial — 13.12%
Americold Realty Trust	124,115	4,008,914
Prologis	106,708	13,085,602
Rexford Industrial Realty	43,812	2,287,863
		19,382,379
REIT Information Technology — 19.64%
American Tower	11,901	2,308,080
Digital Realty Trust	62,321	7,096,492
Equinix	16,112	12,630,841
VICI Properties	221,925	6,975,103
		29,010,516
REIT Mall — 2.70%
Simon Property Group	34,514	3,985,677
		3,985,677
REIT Manufactured Housing — 5.95%
Equity LifeStyle Properties	68,630	4,590,661
Sun Communities	32,214	4,202,638
		8,793,299
REIT Multifamily — 13.80%
American Homes 4 Rent Class A	83,325	2,953,871
Boardwalk Real Estate Investment Trust	19,465	913,779
Canadian Apartment Properties REIT	32,282	1,239,375
Equity Residential	70,254	4,634,656
InterRent Real Estate Investment Trust	85,334	825,803
Invitation Homes	171,174	5,888,386
UDR	91,370	3,925,255
		20,381,125
REIT Office — 3.01%
Alexandria Real Estate Equities	39,132	4,441,091
		4,441,091
REIT Retail — 3.05%
Agree Realty	68,978	4,510,471
		4,510,471
REIT Self-Storage — 11.26%
Extra Space Storage	38,923	5,793,689
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage (continued)
Life Storage	34,101	$ 4,534,069
Public Storage	21,632	6,313,948
		16,641,706
REIT Shopping Center — 6.42%
Federal Realty Investment Trust	41,807	4,045,663
Kite Realty Group Trust	243,269	5,434,630
		9,480,293
REIT Single Tenant — 4.89%
Realty Income	120,744	7,219,284
		7,219,284
Telecommunication Services — 0.51%
DigitalBridge Group	51,592	758,918
		758,918
Total Common Stocks (cost $94,936,492)		147,027,285

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	577,614	577,614
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	577,614	577,614
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	577,614	577,614
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	577,613	577,613
Total Short-Term Investments (cost $2,310,455)		2,310,455

Total Value of Securities—101.09% (cost $97,246,947)		149,337,740
Liabilities Net of Receivables and Other Assets—(1.09%)		(1,613,245)
Net Assets Applicable to 8,820,036 Shares Outstanding—100.00%		$147,724,495
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV063 [0623] 0823 (3050880)    1